(Loss)/Earnings per share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
(Loss)/Earnings per share
Earnings from continuing operations, used to calculate basic EPS	$ (23,976,958)	$ (43,971,581)	$ 53,408,454
Earnings from continuing operations, used to calculate diluted EPS	(23,976,958)	(43,971,581)	53,408,454
Earnings from discontinued operations, used to calculate basic EPS	(30,604,160)	(26,421,347)	11,667,000
Earnings from discontinued operations, used to calculate diluted EPS	(30,604,160)	(26,421,347)	11,667,000
Earnings, used to calculate basic EPS	(54,581,118)	(70,392,929)	65,075,454
Earnings, used to calculate diluted EPS	$ (54,581,118)	$ (70,392,929)	$ 65,075,454
Weighted average number of shares, used for calculating basic EPS	5,059,955	5,258,756	4,846,450
Weighted average number of shares, used for calculating diluted EPS	5,059,955	5,258,756	4,877,196
Per share amount from continuing operations, basic EPS	$ (4.7386)	$ (8.3616)	$ 11.0201
Per share amount from continuing operations, diluted EPS	(4.7386)	(8.3616)	10.9506
Per share amount from discontinued operations, basic EPS	(6.0483)	(5.0243)	2.4073
Per share amount from discontinued operations, diluted EPS	(6.0483)	(5.0243)	2.3922
Per share amount, basic EPS	(10.7869)	(13.3859)	13.4274
Per share amount, diluted EPS	$ (10.7869)	$ (13.3859)	$ 13.3428